Tema ETF Trust
Tema Monopolies and Oligopolies ETF
Schedule of Investments
November 30, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 10.4%
Airbus SE^	2,232	$330,901
Safran S.A.^	1,968	344,930
		675,831
Capital Markets - 19.8%
CME Group, Inc.	960	209,626
Intercontinental Exchange, Inc.	2,232	254,091
Moody's Corp.	960	350,362
MSCI, Inc.	370	192,714
S&P Global, Inc.	671	279,022
		1,285,815
Chemicals - 3.3%
Sherwin-Williams Co. (The)	768	214,118
Commercial Services & Supplies - 3.5%
Copart, Inc.*	4,512	226,593
Construction & Engineering - 7.7%
Ferrovial SE^	5,754	198,919
Vinci S.A.^	2,472	302,172
		501,091
Construction Materials - 3.0%
Vulcan Materials Co.	912	194,767
Diversified Telecommunication Services - 2.5%
Cellnex Telecom S.A.^ (a)	4,296	163,853
Financial Services - 5.0%
Visa, Inc., Class A	1,272	326,497
Ground Transportation - 8.5%
Canadian National Railway Co. - ADR^	2,472	286,628
Canadian Pacific Kansas City Ltd. - ADR^	3,696	266,112
		552,740
Health Care Equipment & Supplies - 6.3%
Alcon, Inc.^	1,608	121,045
Carl Zeiss Meditec AG^	888	79,569
Coloplast A/S, Class B^	816	96,271
IDEXX Laboratories, Inc.*	240	111,797
		408,682
Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	266	131,872
Machinery - 1.9%
Otis Worldwide Corp.	1,392	119,420
Pharmaceuticals - 3.8%
Merck & Co., Inc.	1,008	103,300
Novo Nordisk A/S, Class B^	1,392	141,361
		244,661
Professional Services - 5.1%
Equifax, Inc.	828	180,264
RELX plc^	3,888	149,216
		329,480
Semiconductors & Semiconductor Equipment - 6.2%
ASML Holding N.V.^	264	179,027
KLA Corp.	121	65,899
Lam Research Corp.	216	154,639
		399,565
Software - 6.8%
Fair Isaac Corp.*	193	209,907
Intuit, Inc.	408	233,156
		443,063
Transportation Infrastructure - 1.9%
Aena SME S.A.*^ (a)	722	124,132
TOTAL COMMON STOCKS (Cost $5,889,724)		6,342,180

SHORT-TERMS INVESTMENTS - 2.3%
Money Market Fund
First American Treausry Obligations Fund - Class X, 5.277% (b)	147,223	147,223
TOTAL SHORT-TERMS INVESTMENTS (Cost $147,223)		147,223

TOTAL INVESTMENTS (Cost $6,036,947) - 100.0%		6,489,403
OTHER ASSETS LESS LIABILITIES - 0.0% (c)		639
NET ASSETS - 100.0%		$6,490,042

* Non-income producing security.
^ Foreign security.
(a) Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of November 30, 2023, the value of these investments was $287,985 or 4.4% of total net assets.

(b) 7-day net yield.
(c) Represents less than 0.05%.
ADR - American Depositary Receipt
plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Tema Monopolies and Oligopolies ETF
November 30, 2023 (Unaudited)
ALLOCATION BY SECTOR

Sector	Percentage of Total Net Assets
Industrials	39.0%
Financials	24.8%
Health Care	12.1%
Information Technology	13.0%
Materials	6.3%
Communication Services	2.5%
Money Market Fund and Other Assets and Liabilities	2.3%
Total	100.0%

ALLOCATION BY COUNTRY

Country	Percentage of Total Net Assets
United States	57.1%
Netherlands	10.9%
France	10.0%
Canada	8.5%
Spain	4.4%
Denmark	3.7%
United Kingdom	2.3%
Switzerland	1.9%
Germany	1.2%
Other(1)(2)	0.0%
Total	100.0%

(1) Includes cash and net other assets (liabilities).
(2) Represents less than 0.05%.

Tema ETF Trust
Tema Monopolies and Oligopolies ETF
Notes to Quarterly Schedule of Investments
November 30, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Tema Monopolies and Oligopolies ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$6,342,180	$-	$-	$6,342,180
Money Market Fund	147,223	-	-	147,223
Total Investments	$6,489,403	$-	$-	$6,489,403

* See Schedule of Investments for segregation by industry.